Bank Premises and Equipment (Premises and Equipment) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total cost		$ 21,537	$ 23,667
Less accumulated depreciation		(10,463)	(9,674)
Net book value of bank premises and equipment	$ 11,190	11,074	13,993
Assets held for sale		1,894
Total bank premises and equipment		12,968	13,993
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost		2,315	2,906
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost		9,517	10,789
Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		8,184	8,742
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,432	1,212
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 89	$ 18